Related party transactions and balances - Schedule of Compensation of Key management (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Related party transactions and balances
Compensation and short-term employee benefits	$ 453,370	$ 384,221	$ 365,710
Provision for end of service benefits	19,672
Share-based payments	5,463	2,013,773	93,667
Compensation of key management personnel	$ 478,505	$ 2,397,994	$ 459,377
No. of key management | employee	3	3	3